UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797
                                   811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                        Beneficial
                                                          Interest     Mutual Funds                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $ 95,787,969     BlackRock Master International Portfolio
                                                                       of BlackRock Master LLC                         $119,774,041
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $112,820,123) - 100.1%                   119,774,041

                                                                       Liabilities in Excess of
                                                                       Other Assets - (0.1%)                               (121,910)
                                                                                                                       ------------
                                                                       Net Assets - 100.0%                             $119,652,131
                                                                                                                       ============

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                    Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
France - 6.8%       Automobiles - 1.6%                      14,447   Renault SA                                        $  1,948,755
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.9%        104,227   Alcatel SA                                           1,140,125
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 1.5%             13,248   Schneider Electric SA                                1,759,590
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.5%                    23,474   Groupe Danone                                        1,787,859
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.3%      20,170   Total SA                                             1,518,080
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        8,154,409
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 12.1%     Automobiles - 1.7%                      33,285   Bayerische Motoren Werke AG                          2,023,634
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.3%                        19,654   Bayer AG                                             1,550,730
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 2.6%               18,963   E.ON AG                                              3,181,252
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services        56,553   Fresenius Medical Care AG                            2,778,037
                    - 2.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 2.4%         23,133   Siemens AG                                           2,905,175
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 1.8%                         38,986   SAP AG                                               2,099,385
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                      14,538,213
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 1.5%       Diversified Telecommunication           54,560   Hellenic Telecommunications Organization SA          1,783,784
                    Services - 1.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                        1,783,784
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.4%      Paper & Forest Products - 1.4%          74,500   Smurfit Kappa Plc (b)                                1,630,905
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                       1,630,905
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.0%        Commercial Banks - 2.0%                273,773   UniCredito Italiano SpA                              2,341,735
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         2,341,735
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands         Air Freight & Logistics - 1.3%          37,425   TNT NV                                               1,580,448
- 2.9%              ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services          47,877   ING Groep NV CVA                                     1,925,306
                    - 1.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               3,505,754
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 4.0%       Commercial Banks - 2.1%                183,353   DnB NOR ASA                                          2,512,827
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 1.9%      59,048   Acergy SA                                            1,559,745
                                                            30,942   Subsea 7, Inc. (b)                                     736,392
                                                                                                                       ------------
                                                                                                                          2,296,137
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                        4,808,964
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.4%        Diversified Telecommunication          114,000   Telefonica SA                                        2,829,501
                    Services - 2.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                         2,829,501
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 4.5%       Communications Equipment - 1.8%        575,487   Telefonaktiebolaget LM Ericsson                      2,135,775
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication          108,958   Tele2 AB                                             1,990,259
                    Services - 1.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 1.1%                          65,700   Swedish Match AB                                     1,269,149
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                        5,395,183
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland         Food Products - 2.2%                     5,952   Nestle SA Registered Shares                          2,587,291
- 5.9%              ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.7%                  45,001   Novartis AG Registered Shares                        2,373,078

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                    Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            11,928   Roche Holding AG                                  $  2,072,032
                                                                                                                       ------------
                                                                                                                          4,445,110
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                   7,032,401
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Aerospace & Defense - 2.5%             320,388   BAE Systems Plc                                      2,986,055
- 27.5%             ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.1%                 250,421   Man Group Plc                                        2,491,739
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                 61,718   Standard Chartered Plc                               1,903,916
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 1.9%        263,143   Tesco Plc                                            2,254,890
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 2.7%                   103,115   Unilever Plc                                         3,249,566
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure          368,249   Dolphin Capital (b)                                  1,046,900
                    - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.0%                       170,833   Prudential Plc                                       2,421,429
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 2.4%                  23,912   Anglo American Plc                                   1,371,166
                                                            25,455   Xstrata Plc                                          1,490,953
                                                                                                                       ------------
                                                                                                                          2,862,119
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.9%                 84,766   Marks & Spencer Group Plc                            1,068,185
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.1%     141,837   BG Group Plc                                         2,270,673
                                                            29,656   Cairn Energy Plc                                     1,074,497
                                                           156,274   Tullow Oil Plc                                       1,613,248
                                                                                                                       ------------
                                                                                                                          4,958,418
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts           64,678   British Land Co. Plc                                 1,686,164
                    (REITs) - 1.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               163,730   Grainger Plc                                         1,721,580
                    Development - 1.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 3.6%                          87,470   British American Tobacco Plc                         2,901,146
                                                            30,022   Imperial Tobacco Group Plc                           1,356,520
                                                                                                                       ------------
                                                                                                                          4,257,666
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           32,908,627
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Europe - 71.0%               84,929,476
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.7%       Metals & Mining - 1.7%                  41,876   Companhia Vale do Rio Doce (Common Shares) (a)       2,065,743
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Latin America - 1.7%          2,065,743
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.3%        Insurance - 1.3%                        21,230   China Life Insurance Co. Ltd. (a)                    1,548,304
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in China                         1,548,304
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 6.4%    Commercial Banks - 1.8%              2,732,000   CITIC International Financial Holdings Ltd.          2,217,791
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.6%   1,590,000   CNOOC Ltd.                                           1,943,239
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               267,000   Sun Hung Kai Properties Ltd.                         3,561,073
                    Development - 3.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                     7,722,103
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                    Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 9.0%        Chemicals - 1.5%                       231,000   Toray Industries, Inc.                            $  1,765,567
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.8%                    271   Sumitomo Mitsui Financial Group, Inc.                2,141,506
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.2%         216,000   Fujitsu Ltd.                                         1,475,568
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.8%                 10,000   ORIX Corp.                                           2,142,672
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.4%                       216,000   Kubota Corp.                                         1,675,171
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 1.3%                 78,000   Don Quijote Co. Ltd.                                 1,609,983
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                        10,810,467
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.7%  Wireless Telecommunication              35,480   Philippine Long Distance Telephone Co.               2,024,052
                    Services - 1.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Philippines               2,024,052
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.4%  Commercial Banks - 1.4%                 20,490   Kookmin Bank                                         1,668,911
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Korea                   1,668,911
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 4.6%       Electronic Equipment &                 334,412   HON HAI Precision Industry Co., Ltd.                 2,482,759
                    Instruments - 2.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor       1,569,135   Taiwan Semiconductor Manufacturing Co., Ltd.         2,981,356
                    Equipment - 2.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Taiwan                        5,464,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 24.4%                                  29,237,952
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $109,283,862) - 97.1%                      116,233,171
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United States       Real Estate Management &               535,000   Citigroup Global Markets Holdings, Inc.
- 1.3%              Development - 1.3%                               (Emaar Properties PJSC),
                                                                     due 3/19/2008 (b)(e)                                 1,587,730
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Structured Notes (Cost - $1,609,066) - 1.3%    1,587,730
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                        $  177,830   BlackRock Liquidity Series, LLC
                                                                     Cash Sweep Series, 5.33%  (c)(d)                       177,830
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $177,830) - 0.1%                               177,830
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments (Cost - $111,070,758*) - 98.5%   117,998,731

                                                                     Other Assets Less Liabilities - 1.5%                 1,775,310
                                                                                                                       ------------
                                                                     Net Assets - 100.0%                               $119,774,041
                                                                                                                       ============

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 111,072,953
                                                                  =============
      Gross unrealized appreciation                               $  10,742,841
      Gross unrealized depreciation                                  (3,817,063)
                                                                  -------------
      Net unrealized appreciation                                 $   6,925,778
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
          Cash Sweep Series                        $(1,432,624)         $  3,493
      --------------------------------------------------------------------------

(d)   Represents the current yield as of August 31, 2007.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and
BlackRock Master International Portfolio of BlackRock Master LLC


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 22, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 22, 2007